MANNING & NAPIER FUND, INC.

(the “Fund”)

February 14, 2011

This supplement applies to the combined prospectus dated May 1, 2010 for the following Series and Classes:

Small Cap Series – Class A	Financial Services Series
Commodity Series	Core Bond Series
Technology Series	Core Plus Bond Series
International Series	Real Estate Series
Life Sciences Series	Diversified Tax Exempt Series
World Opportunities Series – Class A	New York Tax Exempt Series
High Yield Bond Series	Ohio Tax Exempt Series
Global Fixed Income Series

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

1. Portfolio Manager Updates

Due to changes in the Research department of Manning & Napier Advisors, Inc., the “Portfolio Managers” sub-section of the Summary Section for the Small Cap Series is hereby deleted and replaced by the following:

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 1993.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 1992.

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Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 1992.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1992.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

In addition, the “Portfolio Managers” sub-section of the “Management” section of the Prospectus is hereby deleted and replaced by the following:

The Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of each Series.

For the Series that invest in stocks, with the exception of the Small Cap Series and World Opportunities Series, a designated Research Team for each Series implements those policies and guidelines as well as monitors the investment portfolio for the Series. The Research Team works with the Advisor’s other analysts to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases and sales must be approved by two members of the Series’ Research Team and one member of the Senior Research Group before implementation. No specific member of the Series’ Research Team or Senior Research Group is required to approve security purchases and sales.

For the Small Cap Series and World Opportunities Series, the Advisor’s analysts work with the members of the Senior Research Group to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases and sales must be approved by the Senior Research Group before implementation.

For the Series that invest primarily in bonds, the Series’ Research Team constructs and monitors the Series’ portfolios. The Research Team develops an interest rate overview and a credit approved list that is reviewed by the Senior Research Group.

The following people serve on the various Series’ Research Teams and the Advisor’s Senior Research Group, as noted:

Sidharth Abrol, CFA®, Junior Analyst

Joined the Advisor in 2002. Junior Analyst since 2007. Member of the International Series Research Team since 2010. Previous position held in last five years: Research Associate, 2005 – 2007.

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Christian A. Andreach, CFA®, Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group

Joined the Advisor in 1999. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 2002. Member of Real Estate Series Research Team since 2010. Co-Head of Global Equities since 2010.

Jack Bauer, Senior Fixed Income Analyst/Managing Director of Fixed Income

Joined the Advisor in 1990. Senior Analyst since 1990. Managing Director and member of Senior Research Group since 1992. Lead Member of Tax Exempt Series Research Teams since 1994. Lead member of Core Bond Series and Core Plus Bond Series Research Teams since 2004. Lead member of Global Fixed Income Series and High Yield Bond Series Research Teams since 1997 and 2002, respectively.

Marc Bushallow, CFA®, Senior High Yield Analyst

Joined the Advisor in 2008. Senior High Yield Analyst since 2008. Previous positions held in the last five years: Associate Director, High Yield Research, 2007-2008; Manager, High Yield Research, 2006-2007; Associate, High Yield Research, 2005-2006, Barclays Capital. Member of the Core Plus Bond Series and High Yield Bond Series Research Teams since 2008. Mr. Bushallow is responsible for the management of the high yield securities in these Series’ portfolios.

Jeffrey S. Coons, Ph.D., CFA®, President and Co-Director of Research/Managing Director of Quantitative Strategies Group

Joined the Advisor in 1993. Co-Director of Research since 2002. Managing Director and member of Senior Research Group since 1993. President since 2010.

Eric L. Daniels, Senior Analyst

Joined the Advisor in 2003. Senior Analyst since 2003. Member of Life Sciences Series Research Team since 2003.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group

Joined the Advisor in 1998. Senior Analyst since 1998. Managing Director and member of Senior Research Group since 2004. Member of Technology Series Research Team since 2003.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group

Joined the Advisor in 1997. Senior Analyst since 1997. Managing Director and member of Senior Research Group since 2002.

R. Keith Harwood, Senior Corporate Analyst

Joined the Advisor in 1997. Senior Corporate Analyst since 1998. Member of Core Bond Series and Core Plus Bond Series Research Teams since 2004. Mr. Harwood is responsible for analysis of corporate fixed income securities used in the management of these Series.

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Jeffrey A. Herrmann, CFA®, Co-Head of Global Equities, Co-Director of Research /Managing Director of Themes and Overviews Group

Joined the Advisor in 1986. Co-Director of Research since 1992. Member of Senior Research Group since 1992. Co-Head of Global Equities since 2010.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group

Joined the Advisor in 1998. Senior Analyst since 2001. Managing Director and member of Senior Research Group since 2009. Member of Life Sciences Series Research Team since 2002.

Jason P. Lisiak, CFA®, Senior Analyst

Joined the Advisor in 1998. Senior Analyst since 2001. Member of Real Estate Series Research Team since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group

Joined the Advisor in 1988. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 1992. Member of the Real Estate Series Team since 2009.

Jeffrey D. McCormack, CFA®, Analyst

Joined the Advisor in 2003. Analyst since 2005. Member of Life Sciences Series Research Team since 2008.

John D. Mitchell, CFA®, Analyst

Joined the Advisor in 2001. Analyst since 2004. Member of Financial Services Series Research Team since 2004.

William Moore, CFA®, Junior Analyst

Joined the Advisor in 2002. Junior Analyst since 2007. Member of the Financial Services Series Research Team since 2008. Previous positions held in last five years: Research Assistant, 2005; Research Associate 2005-2007.

James Nawrocki, Senior Fixed Income Analyst

Joined the Advisor in 2004. Senior Fixed Income Analyst since 2004. Member of Tax Exempt Series, Global Fixed Income, Core Bond Series, and Core Plus Bond Series Research Teams since 2004. Mr. Nawrocki’s role is to evaluate investment opportunities across fixed income market sectors (e.g., corporate bonds versus pass-through securities, or general obligation bonds versus revenue bonds in the municipal bond market).

Robert F. Pickels, CFA®, Senior Analyst

Joined the Advisor in 2002. Senior Analyst since 2003. Member of Commodity Series Research Team.

Ben V. Rozin, Junior Analyst

Joined the Advisor in 2005. Junior Analyst since 2009. Member of International Series Research Team since 2009. Previous positions held in the last five years: Securities

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Litigation Analyst for Capital Forensics, Inc., 2005; Research Assistant, 2005-2006; and Research Associate, 2006-2009.

Tariq Siddiqi, CFA®, Junior Analyst

Joined the Advisor in 2003. Junior Analyst since 2008. Member of Technology Series Research Team since 2010. Previous position held in last five years: Research Associate, 2005 – 2008.

Marc Tommasi, Head of Global Investment Strategy, Senior Analyst/Managing Director of Global Strategies Group

Joined the Advisor in 1986. Senior Analyst since 1988. Managing Director and member of Senior Research Group since 1992. Member of International Series and Global Fixed Income Series Teams since 1992 and 1997, respectively. Head of Global Investment Strategy since 2010.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group

Joined the Advisor in 1997. Senior Analyst since 1997. Managing Director and member of Senior Research Group since 2009. Member of Financial Services Series Research Team since 2004.

Jeffrey M. Tyburski, CFA®, Senior Analyst

Joined the Advisor in 1999. Senior Analyst since 2002. Member of Commodity Series Research Team.

Jay Welles, CFA®, Senior Analyst

Joined the Advisor in 2000. Senior Analyst since 2004. Member of Technology Series Research Team since 2004.

The Statement of Additional Information (SAI) contains additional information about the Series’ management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

2. Investment Strategy Changes – Financial Services Series

In addition, the following changes have been made to reflect the Financial Services Series’ investments in emerging market stocks, a new addition to the Series’ principal investment strategies:

a.	The second paragraph of the section titled “Principal Investment Strategies” in the Series’ Summary Section is hereby deleted and replaced with the following:

The Series may invest in U.S. and foreign companies, including those in emerging markets, American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. The Series may invest in stocks of small, large or mid-size companies. The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to

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invest in a particular sector of the market more efficiently than would otherwise be possible.

b.	The following bullet point is added to the end of the third paragraph in the section titled “Principal Risks of Investing in the Series” in the Series’ Summary Section:

•	Investments in emerging market countries may be more volatile than investments in more developed markets.

c.	The table provided in the section of the Prospectus titled “More Information About the Series’ Principal Risks” is hereby revised to show that “emerging market risk” now applies to the Financial Services Series.

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MANNING & NAPIER FUND, INC.

(the “Fund”)

Supplement dated February 14, 2011 to the Statement of Additional Information (“SAI”) dated May 1, 2010

This supplement applies to the SAI of each of the following series of the Fund: Small Cap Series (Class A, B, Z, D, and E Shares), Commodity Series, Technology Series, High Yield Bond Series, International Series, Life Sciences Series, Global Fixed Income Series, World Opportunities Series (Class A, B, Z, D, and E Shares), New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Financial Services Series, Core Bond Series, Core Plus Bond Series, and Real Estate Series.

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

1.	Richard M. Hurwitz, a Director of the Fund, was named the Chief Executive Officer of Pictometry International Corp. effective August 1, 2010. Accordingly, his information in the “Independent Directors” table in the section of the SAI titled “Management” is hereby deleted and replaced by the following:

Name:	Richard M. Hurwitz

Address:	290 Woodcliff Dr. Fairport, NY 14450

Age:	46

Current Position(s) Held with Fund:	Director, Audit Committee Member and Governance & Nominating Committee Member

Term of Office & Length of Time Served:	Indefinite – Since 2009

Principal Occupation(s) During Past 5 Years:

Chief Executive Officer, Pictometry International Corp. effective August 2010 (provider of geo-referenced, aerial image libraries and related software)

Managing Partner (2006 – July 2010) – Aegis Investment Partners, LLC (buys and builds businesses)

Founder and Managing Member (2004-2005) – Village Markets, LLC (groceries)

Number of Portfolios Overseen within Fund Complex:	29

Other Directorships Held Outside Fund Complex During Past 5 Years:	Pictometry International Corp. (2000 – 2010) Pioneering Technologies (2006 – 2009) Vensearch Capital Corp. (2003 – 2007)

2.	Due to management changes at Manning & Napier Advisors, Inc., the Fund’s advisor (the “Advisor”), the information for Jeffrey S. Coons in the “Officers” table in the “Management” section of the SAI is hereby deleted and replaced by the following:

Name:	Jeffrey S. Coons, Ph.D., CFA

Address:	290 Woodcliff Dr. Fairport, NY 14450

Age:	47

Current Position(s) Held with Fund:	Vice President

Term of Office & Length of Time Served:	Since 2004[1]

Principal Occupation(s) During Past 5 Years:

President since 2010 and Co-Director of Research since 2002 - Manning & Napier Advisors, Inc.

Holds one or more of the following titles for various subsidiaries and affiliates: President, Director, Treasurer, or Senior Trust Officer

In addition, the footnote to the table marked with “**” is hereby deleted and replaced by the following:

**Prior to June 2010, the Executive Group, consisting of senior executive employee-owners, performed the duties of the Office of the Chief Executive of the Advisor. Effective June 2010, the Executive Group serves as an advisory board to the Chief Executive Officer.

3.	At a meeting of the Fund’s Board of Directors held on August 19, 2010, the Board approved an increase in their annual fees. Accordingly, the fourth paragraph of the section titled “Board Committees” in the SAI is hereby deleted and replaced by the following:

The Interested Director and the officers of the Fund do not receive compensation from the Fund, except that a portion of the Fund’s Chief Compliance Officer’s salary is paid by the Fund. Effective August 19, 2010, each Independent Director shall receive an annual fee of $50,000. Annual fees will be calculated quarterly. Each Independent Director shall receive $7,500 per Board Meeting attended. In addition, the Independent Directors who are members of the Audit Committee shall receive $3,000 per committee meeting attended, and the Independent Directors who are members of the Governance and Nominating Committee shall receive $2,000 per committee meeting attended.

4.	Due to the acquisition of PNC Global Investment Servicing (U.S.) Inc., the Fund’s sub-accounting services agent and sub-transfer agent, by the Bank of New York Mellon, references in the SAI to “PNC Global Investment Servicing (U.S.) Inc.” or “PNC” are hereby deleted and replaced by “BNY Mellon Investment Servicing (US) Inc.” or “BNY Mellon”, respectively.

5.	Effective August 19, 2010, the Board of Directors approved an increase in the portion of the Small Cap Series of the Fund that may be invested in direct foreign securities. Accordingly, the second paragraph of the section of the SAI titled “Other Investments – Foreign Securities” is hereby deleted and replaced by the following:

The International Series will, under normal circumstances, invest at least 65% of its total assets, and expects to be fully invested, in equity securities of foreign companies. The World Opportunities Series will invest at least 65% of its total assets in common stocks of companies domiciled in at least three different countries. Each of the International Series and World Opportunities Series may invest up to 100% of its assets in foreign securities. The Small Cap Series, Life Sciences Series and Technology Series may not purchase foreign securities if as a result of the purchase of such securities more than 50% of a Series’ assets would be invested in foreign securities. The foregoing restrictions of the Small Cap, Life Sciences, and Technology Series shall not apply to foreign securities that are listed on a domestic securities exchange or represented by American depository receipts that are traded either on a domestic securities exchange or in the United States on the over-the-counter market. Each of the Tax Exempt Series may not purchase foreign securities. Foreign debt securities may be denominated either in U.S. dollars or foreign currencies.

6.	Due to changes in Management and in the Research department of the Advisor, the following changes are made to the “Portfolio Managers” section of the SAI:

a)	The third and fourth paragraphs of the section are hereby deleted and replaced by the following:

For the Series that invest in stocks, with the exception of the Small Cap Series and World Opportunities Series, a designated Research Team for each Series implements those policies and guidelines as well as monitors the investment portfolio for the Series. The Research Team works with the Advisor’s other analysts to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases and sales must be approved by two members of the Series’ Research Team and one member of the Senior Research Group before implementation. No specific member of the Series’ Research Team or Senior Research Group is required to approve security purchases and sales.

For the Small Cap Series and World Opportunities Series, the Advisor’s analysts work with the members of the Senior Research Group to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases and sales must be approved by the Senior Research Group before implementation.

b)	The information in the table for Robert F. Pickels, Walter B. Stackow, and Jeffrey M. Tyburski is hereby deleted.

c)	The information in the table for Christian A. Andreach, Jeffrey S. Coons, Jeffrey A. Herrmann, and Marc Tommasi is hereby deleted and replaced by the following:

Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Series covered by this SAI	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in all Manning & Napier Fund Series
Christian A. Andreach, CFA, Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group	Member of Senior Research Group, Member of Real Estate Series Research Team	Life Sciences Series – between $1 and $10,000 Financial Services Series – between $1 and $10,000 International Series – between $1 and $10,000	Between $100,001 and $500,000

Jeffrey S. Coons, Ph.D., CFA,	Member of Senior	None	Between $500,001 and

President and Co-Director of Research/Managing Director of Quantitative Strategies Group	Research Group		$1,000,000

Jeffrey A. Herrmann, CFA, Co-Head of Global Equities, Co-Director of Research/ Managing Director of Themes & Overviews Group	Member of Senior Research Group	Life Sciences Series – between $10,001 and $50,000 Technology Series – between $10,001 and $50,000 Small Cap Series – between $1 and $10,000 World Opportunities Series – between $1 and $10,000	Between $100,001 and $500,000

Marc Tommasi, Head of Global Investment Strategy, Senior Analyst/Managing Director of Global Strategies Group	Member of Senior Research Group, Member of International Series and Global Fixed Income Series Research Teams	None	Between $500,001 and $1,000,000

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